INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets [Abstract]
Disclosure of detailed information about intangible assets
Intangible assets are allocated to the following cash generating units:

US$ MILLIONS	2018	2017
Brazilian regulated gas transmission operation	$4,211	$5,134
Australian regulated terminal	1,766	1,957
North American residential energy infrastructure operation	1,763	—
Peruvian toll roads	1,118	1,144
Chilean toll roads	928	1,100
Indian toll roads(1)	843	130
U.K. port operation	273	289
Other(2)	733	140
Total	$11,635	$9,894

Disclosure of reconciliation of changes in intangible assets and goodwill
The following table presents the change in the cost balance of intangible assets:

US$ MILLIONS	2018	2017
Cost at beginning of the year	$10,470	$4,732
Additions, net of disposals	117	79
Acquisitions through business combinations(1)	3,208	5,515
Non-cash additions	7	18
Foreign currency translation	(1,287)	126
Cost at end of year	$12,515	$10,470

(1)	See Note 6, Acquisition of Businesses for additional information.
The following table presents the accumulated amortization for Brookfield Infrastructure’s intangible assets:

US$ MILLIONS	2018	2017
Accumulated amortization at beginning of year	$(576)	$(267)
Amortization	(371)	(289)
Foreign currency translation	67	(20)
Accumulated amortization at end of year	$(880)	$(576)

US$ MILLIONS	2018	2017
Cost	$12,515	$10,470
Accumulated amortization	(880)	(576)
Net intangible assets	$11,635	$9,894